ACQUISITIONS AND DISPOSITIONS - Schedule of Fair Value of Intangible Assets Acquired (Details) - Spectra Energy $ in Millions	Feb. 27, 2017 CAD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 1,288
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Rate	3.70%
Fair Value	$ 739
Project agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Rate	4.00%
Fair Value	$ 105
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Rate	11.10%
Fair Value	$ 329
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Rate	4.20%
Fair Value	$ 115